WARRANTS (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Warrant [Member]
Common Stock available to purchase | $	$ 40,000
Share price | $ / shares	$ 0.0163
Exercise price | $ / shares	$ 0.01
Term	3 years
Volatility	184.74%
Risk Free Interest Rate	4.45%
Intrinsic Value | $	$ 1,996
Warrant One [Member]
Common Stock available to purchase | $	$ 9,000,000
Share price | $ / shares	$ 0.0512
Exercise price | $ / shares	$ 0.025
Term	3 years
Volatility	185.23%
Risk Free Interest Rate	2.45%
Intrinsic Value | $	$ 316,096